OTHER EXPENSES (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment [Line Items]
Impairment of intangible assets		$ 589	$ 265	$ 224
Impairment charge during the year on property, plant and equipment		149	96	163
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1		83	399	(20)
Impairment of long-lived assets		746	361	387
Contingent Consideration		(83)	(399)	20
Acquisition costs		261	221	13
Other expenses		(636)	(33)	24
Restructuring		245	183	246
Total		699	1,131	650
Pro-Rata Currency Translation Adjustments		24
Loss Of Associated Companies Net		8	121	$ 5
Impairment Net Of Tax		71
Product Rights Impairment		83
Pp And E Impairment		80
Bendeka Contingent		180
Reversal Of Contingent Considerations		122
Mylan [Member]
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	$ 105
Contingent Consideration	$ (105)
Mesoblast [Member]
Impairment [Line Items]
OtherAssetImpairmentCharges			$ 171
Zecuity [Member]
Impairment [Line Items]
Impairment of Intangible Assets, Finite-lived		248
Revascor [Member]
Impairment [Line Items]
Impairment of Intangible Assets, Finite-lived		258
Various Teva Markets [Member]
Impairment [Line Items]
Impairment of Intangible Assets, Finite-lived		$ 58